CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 89,331,629	$ (59,948,708)	$ 29,382,921
Beginning Balance, Shares at Dec. 31, 2020				1
Contributions from parent		11,214,967		$ 11,214,967
Net loss			(8,238,808)	(8,238,808)
Ending balance, value at Dec. 31, 2021		100,546,596	(68,187,516)	$ 32,359,080
Ending Balance, Shares at Dec. 31, 2021	1			1
Contributions from parent		317,792		$ 317,792
Net loss			(836,035)	(836,035)
Ending balance, value at Mar. 31, 2022		100,864,388	(69,023,551)	31,840,837
Ending Balance, Shares at Mar. 31, 2022	1
Beginning balance, value at Dec. 31, 2021		100,546,596	(68,187,516)	$ 32,359,080
Beginning Balance, Shares at Dec. 31, 2021	1			1
Contributions from parent				$ 316,599
Net loss				(4,764,293)
Common stock issued
Issuance of stock options
Ending balance, value at Sep. 30, 2022	$ 16,552	100,846,643	(72,951,809)	27,911,386
Ending Balance, Shares at Sep. 30, 2022	165,523,363
Beginning balance, value at Dec. 31, 2021		100,546,596	(68,187,516)	$ 32,359,080
Beginning Balance, Shares at Dec. 31, 2021	1			1
Beginning balance, value at Mar. 31, 2022		100,864,388	(69,023,551)	$ 31,840,837
Beginning Balance, Shares at Mar. 31, 2022	1
Net loss			(1,764,071)	(1,764,071)
Prior period adjustment		(1,193)		(1,193)
Ending balance, value at Jun. 30, 2022		100,863,195	(70,787,622)	30,075,573
Ending Balance, Shares at Jun. 30, 2022	1
Net loss			(2,164,187)	(2,164,187)
Common stock issued	$ 16,552	(16,552)
Common stock issued, Shares	165,523,362
Ending balance, value at Sep. 30, 2022	$ 16,552	100,846,643	(72,951,809)	27,911,386
Ending Balance, Shares at Sep. 30, 2022	165,523,363
Net loss				910,538
Ending balance, value at Dec. 31, 2022	$ 16,547	51,345,640	(910,538)	50,451,649
Ending Balance, Shares at Dec. 31, 2022	165,472,241
Net loss			(2,387,451)	(2,387,451)
Issuance of stock options		145,155		145,155
Ending balance, value at Mar. 31, 2023	$ 16,547	51,490,795	(3,297,989)	48,209,353
Ending Balance, Shares at Mar. 31, 2023	165,472,241
Beginning balance, value at Dec. 31, 2022	$ 16,547	51,345,640	(910,538)	50,451,649
Beginning Balance, Shares at Dec. 31, 2022	165,472,241
Contributions from parent
Net loss				(7,318,418)
Common stock issued				28,341,814
Issuance of stock options				1,292,231
Ending balance, value at Sep. 30, 2023	$ 24,883	80,971,349	(8,228,956)	72,767,276
Ending Balance, Shares at Sep. 30, 2023	248,830,516
Beginning balance, value at Mar. 31, 2023	$ 16,547	51,490,795	(3,297,989)	48,209,353
Beginning Balance, Shares at Mar. 31, 2023	165,472,241
Net loss			(2,455,753)	(2,455,753)
Common stock issued	$ 8,336	28,333,478		28,341,814
Common stock issued, Shares	83,358,275
Issuance of stock options		383,772		383,772
Ending balance, value at Jun. 30, 2023	$ 24,883	80,208,045	(5,753,742)	74,479,186
Ending Balance, Shares at Jun. 30, 2023	248,830,516
Net loss			(2,475,214)	(2,475,214)
Issuance of stock options		763,304		763,304
Ending balance, value at Sep. 30, 2023	$ 24,883	$ 80,971,349	$ (8,228,956)	$ 72,767,276
Ending Balance, Shares at Sep. 30, 2023	248,830,516